Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Range Cancer Therapeutics ETF
Shareholder Report [Line Items]
Fund Name	Range Cancer Therapeutics ETF
Class Name	Range Cancer Therapeutics ETF
Trading Symbol	CNCR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Range Cancer Therapeutics ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rangeetfs.com/investor-materials. You can also request this information by contacting us at 1-855-561-5728.
Additional Information Phone Number	1-855-561-5728
Additional Information Website	https://www.rangeetfs.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Cancer Therapeutics ETF	$34	0.79%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.rangeetfs.com/investor-materials for more recent performance information.
Net Assets	$ 8,928,266
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,928,266
Number of Holdings	76
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Securities	(% of Net Assets)
Recursion Pharmaceuticals, Inc. - Class A	4.0%
Precigen, Inc.	3.1%
Compass Therapeutics, Inc.	3.0%
Genelux Corporation	2.9%
SpringWorks Therapeutics, Inc.	2.9%
Exelixis, Inc.	2.5%
Ginkgo Bioworks Holdings, Inc.	2.3%
Replimune Group, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Schrodinger, Inc.	2.0%

Updated Prospectus Web Address	https://www.rangeetfs.com/investor-materials